Income taxes - Schedule of Income Tax Expense (Recovery) Attributable to Geographical Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 22,068	$ 134,758
Turkiye
Disclosure of geographical areas [line items]
Income tax expense (recovery)	153,979	44,224
Canada
Disclosure of geographical areas [line items]
Income tax expense (recovery)	3,158	67,099
Greece
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(139,169)	7,626
Other jurisdictions
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 4,100	$ 15,809